Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives	Dec. 31, 2023
Computer and transmission equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture, fixtures and office equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years